Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,000,000,000.00
Previously Paid Amount	138.10
Total Fee Amount	276,200.00
Total Offset Amount	0.00
Net Fee	$ 276,061.90
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A